Note 20 - Stock-based Compensation	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE
20
– STOCK-BASED COMPENSATION

The United Bancshares, Inc.
2016
Stock Option Plan (the “Plan”) permits the Corporation to award non-qualified stock options to eligible participants. A total of
250,000
shares are available for issuance pursuant to the Plan.

The Corporation issued
33,352
options during
2016
at an exercise price of
$19.32,
30,151
options during
2017
at an exercise price of
$21.70,
and
31,267
options during
2018
at an exercise price of
$23.30
under the Plan. Following is a summary of activity for stock options for the years ended
December 31, 2018,
2017
and
2016
 (number of shares):

	2018	2017	2016
Outstanding, beginning of year	63,503	33,352	-
Granted	31,267	30,151	33,352
Exercised	-	-	-
Forfeited	(1,701)	-	-
Outstanding, end of year	93,069	63,503	33,352
Weighted average exercise price at end of year	$21.39	$20.45	$19.32

The options vest over a
three
-year period on the anniversary of the date of grant. At
December 31, 2018,
31,718
 options were vested and outstanding options had a weighted average remaining contractual term of
5.75
 years.

The fair value of options granted is estimated at the date of grant using the Black Scholes option pricing model. Following are assumptions used in calculating the fair value of the options granted:

	2018	2017	2016
Weighted-average fair value of options granted	$7.87	$7.35	$6.27
Average dividend yield	2.18%	2.23%	2.31%
Expected volatility	40.00%	40.00%	40.00%
Rick-free interest rate	2.81%	2.06%	1.58%
Expected term (years)	7	7	7

Total compensation expense related to the stock options granted in
2016
 is expected to be
$209,000
and is being recognized ratably over the
36
month period beginning January
1,
2017.

Total compensation expense related to the stock options granted in
2017,
net of forfeitures, is expected to
be
$209,000
and is being recognized ratably over the
36
month period beginning
August 1, 2017. Total compensation expense related to the stock options granted in 2018 is expected to be
$246,000
and is being recognized ratably over the 36 month period beginning September 1, 2018.
Sto
ck option expense for outstanding awards amounted t
o
$165,000
for th
e year ended
December 31, 2018.